Condensed Statement of Changes in Shareholders' Equity - USD ($)	Treasury Stock [Member]	Common Stock [Member]	Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 6,893	$ 325,000	$ 1,032,511	$ (985,196)	$ 379,208
Beginning balance, shares at Dec. 31, 2019		6,893,000				6,893,000
Stock options issued for services				156,612		$ 156,612
Stock options issued to Officers and employees				251,526		251,526
Common stock payable issued as compensation		$ 700	(325,000)	549,300		$ 225,000
Common stock payable issued as compensation, shares		700,000				700,000
Shares issued in Initial Public Offering (“IPO”)		$ 933		5,860,353		$ 5,861,286
Shares issued in Initial Public Offering ("IPO"), shares		933,333
Common stock issued in public offering		$ 1,146		487,854		$ 489,000
Common stock issued in public offering, shares		1,146,000				1,146,000
Shares issued for services		$ 475		1,761,650		$ 1,762,125
Shares issued for services, shares		475,000
Shares issued in connection with convertible promissory note		$ 300		349,700		$ 350,000
Shares issued in connection with convertible promissory note, shares		300,000				300,000
Common stock issued in debt settlement		$ 9		8,491		$ 8,500
Common stock issued in debt settlement, shares		8,500				8,500
Common stock issued in acquisition		$ 200		1,039,800		$ 1,040,000
Common stock issued in acquisition, shares		200,000
Common stock issued in Endorsement Agreement				159,489		159,489
Net Loss					(6,289,205)	(6,289,205)
Ending balance, value at Dec. 31, 2020		$ 10,656		11,657,286	(7,274,401)	$ 4,393,541
Ending balance, shares at Dec. 31, 2020		10,655,833				10,655,833
Common stock payable issued as compensation, shares		367,496				367,496
Common stock issued in public offering		$ 11,066		28,307,248		$ 28,318,314
Common stock issued in public offering, shares		11,066,258
Shares issued for services		$ 1,790	285,000	4,054,193		4,340,983
Shares issued for services, shares		1,789,496
Shares issued in connection with convertible promissory note		$ 187		560,309		$ 560,496
Shares issued in connection with convertible promissory note, shares		186,832				186,832
Net Loss					(28,100,245)	$ (28,100,245)
Common Stock issued for intellectual property		$ 125		524,875		525,000
Common Stock issued for intellectual property, shares		125,175
Common stock issued upon exercise of cashless options		$ 222		(222)
Common stock issued upon exercise of cashless options, shares		222,407				222,407
Contributed capital				70,818		$ 70,818
Fair value of Stock options granted to Officers and Directors				5,046,982		5,046,982
Fair value of warrants issued and beneficial conversion feature in connection with Convertible Promissory Notes				1,446,530		1,446,530
Fair value of warrants and beneficial conversion feature in connection with convertible promissory Notes				1,446,530		$ 1,446,530
Treasury shares purchased, shares						2,825,617
Ending balance, value at Dec. 31, 2021		$ 24,046	285,000	51,668,019	(35,374,646)	$ 16,602,419
Ending balance, shares at Dec. 31, 2021		24,046,001				24,046,001
Stock options issued for services				142,169		$ 142,169
Shares issued for services		$ 250		208,610		208,860
Shares issued for services, shares		250,000
Shares issued in connection with convertible promissory note		$ 250		277,250		277,500
Shares issued in connection with convertible promissory note, shares		250,000
Net Loss					(6,692,957)	(6,692,957)
Treasury shares purchased	$ (2,880,045)	$ (2,825)		2,825		$ (2,880,045)
Treasury shares purchased, shares	2,825,617	(2,825,617)				2,825,617
Treasury shares cancelled	$ 2,579,894			(2,579,894)
Treasury shares cancelled, shares	(2,433,894)
Fair value of warrants issued and issue discounts with convertible note				706,977		706,977
Management common shares cancelled		$ (57)		57
Management common shares cancelled, shares		56,496
Common stock to be issued for services			192,000			192,000
Ending balance, value at Sep. 30, 2022	$ (300,151)	$ 21,664	$ 477,000	$ 50,426,013	$ (42,067,603)	$ 8,556,923
Ending balance, shares at Sep. 30, 2022	391,723	21,663,888